Other Expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other Expenses
28. OTHER EXPENSES

	2020	2019
Change in closure and decommissioning estimates	$5,230	$221
Change in provisions	7,493	—
Commissions on investment dispositions	3,465	—
Other expense	5,879	4,715
Total	$22,067	$4,936